Operating Segments (Tables)	12 Months Ended
Oct. 31, 2018
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Schedule of Operating Segments

Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

For the year ended October 31, 2018(1)
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(2)	Total
Net interest income(3)	$7,898	$7,322	$1,454	$(483)	$16,191
Non-interest income(4)	5,452	4,111	3,074	(53)	12,584
Total revenues	13,350	11,433	4,528	(536)	28,775
Provision for credit losses	794	1,867	(50)	–	2,611
Depreciation and amortization	460	304	69	15	848
Non-interest expenses	6,194	5,807	2,164	45	14,210
Income tax expense	1,538	706	587	(449)	2,382
Net income	$4,364	$2,749	$1,758	$(147)	$8,724
Net income attributable to non-controlling interests in subsidiaries	–	176	–	–	176
Net income attributable to equity holders of the Bank	4,364	2,573	1,758	(147)	8,548
Average assets ($ billions)	342	168	321	115	946
Average liabilities ($ billions)	254	131	265	232	882

(1)	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).
(2)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2018 amounting to $112 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)	Includes net income from investments in associated corporations for Canadian Banking – $93; International Banking – $643 and Other – $(177).

For the year ended October 31, 2017
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)	Total
Net interest income(2)	$7,363	$6,726	$1,336	$(390)	$15,035
Non-interest income(3)	5,488	3,688	3,288	(344)	12,120
Total revenues	12,851	10,414	4,624	(734)	27,155
Provision for credit losses	913	1,294	42	–	2,249
Depreciation and amortization	412	283	55	11	761
Non-interest expenses	6,075	5,381	2,105	308	13,869
Income tax expense	1,387	828	604	(786)	2,033
Net income	$4,064	$2,628	$1,818	$(267)	$8,243
Net income attributable to non-controlling interests in subsidiaries	–	238	–	–	238
Net income attributable to equity holders of the Bank	4,064	2,390	1,818	(267)	8,005
Average assets ($ billions)	323	148	336	106	913
Average liabilities ($ billions)	244	115	267	228	854

(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2017 amounting to $562 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)	Includes net income from investments in associated corporations for Canadian Banking – $66; International Banking – $482 and Other – $(141).

For the year ended October 31, 2016
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other(1)	Total
Net interest income(2)	$7,024	$6,359	$1,293	$(384)	$14,292
Non-interest income(3)	5,164	3,482	3,139	273	12,058
Total revenues	12,188	9,841	4,432	(111)	26,350
Provision for credit losses	832	1,281	249	50	2,412
Depreciation and amortization	340	265	68	11	684
Non-interest expenses	5,984	5,258	1,972	642	13,856
Income tax expense	1,296	707	572	(545)	2,030
Net income	$3,736	$2,330	$1,571	$(269)	$7,368
Net income attributable to non-controlling interests in subsidiaries	–	251	–	–	251
Net income attributable to equity holders of the Bank	3,736	2,079	1,571	(269)	7,117
Average assets ($ billions)	309	143	351	111	914
Average liabilities ($ billions)	232	109	270	247	858

(1)

Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2016 amounting to $299 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)	Includes net income from investments in associated corporations for Canadian Banking – $78; International Banking – $473 and Other – $(137).

Summary of Bank's Financial Results by Geographic Region

The following table summarizes the Bank’s financial results by geographic region. Revenues and expenses which have not been allocated back to specific operating business lines are reflected in corporate adjustments.

For the year ended October 31, 2018 ($ millions)(1)(2)	Canada	United States	Mexico	Peru	Chile	Colombia	Other International	Total
Net interest income	$7,823	$691	$1,561	$1,378	$1,117	$839	$2,825	$16,234
Non-interest income(2)	7,040	843	613	662	565	484	2,612	12,819
Total revenues(3)	14,863	1,534	2,174	2,040	1,682	1,323	5,437	29,053
Provision for credit losses	802	(34)	239	351	498	511	244	2,611
Non-interest expenses	7,591	701	1,196	770	837	723	3,148	14,966
Income tax expense	1,596	220	76	235	51	39	451	2,668
Subtotal	4,874	647	663	684	296	50	1,594	8,808
Net income attributable to non-controlling interests in subsidiaries	–	–	17	12	28	16	103	176
Total	$4,874	$647	$646	$672	$268	$34	$1,491	$8,632
Corporate adjustments								(84)
Net income attributable to equity holders of the Bank								$8,548
Total average assets ($ billions)	$548	$119	$32	$24	$33	$12	$161	$929
Corporate adjustments								17
Total average assets, including corporate adjustments								$946

(1)	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).
(2)	Includes net income from investments in associated corporations for Canada – $93; Peru – $9 and Other International – $634.
(3)	Revenues are attributed to countries based on where services are performed or assets are recorded.

For the year ended October 31, 2017 ($ millions)	Canada	United States	Mexico	Peru	Chile	Colombia	Other International	Total
Net interest income	$7,440	$460	$1,380	$1,287	$817	$710	$2,999	$15,093
Non-interest income(1)	6,924	830	536	635	409	455	2,502	12,291
Total revenues(2)	14,364	1,290	1,916	1,922	1,226	1,165	5,501	27,384
Provision for credit losses	906	(14)	193	329	145	337	353	2,249
Non-interest expenses	7,650	606	1,123	762	630	620	3,069	14,460
Income tax expense	1,066	147	125	225	77	71	506	2,217
Subtotal	4,742	551	475	606	374	137	1,573	8,458
Net income attributable to non-controlling interests in subsidiaries	–	–	12	11	53	60	102	238
Total	$4,742	$551	$463	$595	$321	$77	$1,471	$8,220
Corporate adjustments								(215)
Net income attributable to equity holders of the Bank								$8,005
Total average assets ($ billions)	$539	$111	$28	$24	$23	$11	$162	$898
Corporate adjustments								15
Total average assets, including corporate adjustments								$913

(1)	Includes net income from investments in associated corporations for Canada – $66; Peru – $6 and Other International – $476.
(2)	Revenues are attributed to countries based on where services are performed or assets are recorded.

For the year ended October 31, 2016 ($ millions)	Canada	United States	Mexico	Peru	Chile	Colombia	Other International	Total
Net interest income	$7,022	$479	$1,224	$1,231	$763	$674	$2,950	$14,343
Non-interest income(1)	6,893	871	554	600	325	419	2,409	12,071
Total revenues(2)	13,915	1,350	1,778	1,831	1,088	1,093	5,359	26,414
Provision for credit losses	876	112	225	315	113	320	401	2,362
Non-interest expenses	7,339	633	1,121	740	605	550	3,036	14,024
Income tax expense	1,235	155	69	201	45	89	497	2,291
Subtotal	4,465	450	363	575	325	134	1,425	7,737
Net income attributable to non-controlling interests in subsidiaries	–	–	9	12	38	93	99	251
Total	$4,465	$450	$354	$563	$287	$41	$1,326	$7,486
Corporate adjustments								(369)
Net income attributable to equity holders of the Bank								$7,117
Total average assets ($ billions)	$529	$126	$27	$23	$20	$10	$165	$900
Corporate adjustments								14
Total average assets, including corporate adjustments								$914

(1)	Includes net income from investments in associated corporations for Canada – $78; Peru – $5 and Other International – $468.
(2)	Revenues are attributed to countries based on where services are performed or assets are recorded.